Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 88.4%
Aerospace & Defense - 2.7%
BAE Systems PLC
5.50%, 03/26/2054 (A)(B)	$ 880,000	$ 864,637
Boeing Co.
3.83%, 03/01/2059	2,486,000	1,693,659
5.93%, 05/01/2060	2,115,000	2,023,568
6.86%, 05/01/2054	3,502,000	3,849,271
General Electric Co.
4.13%, 10/09/2042	1,552,000	1,292,820
4.50%, 03/11/2044	1,240,000	1,095,719
RTX Corp.
4.15%, 05/15/2045	2,263,000	1,846,017
4.63%, 11/16/2048	3,493,000	3,001,107
		15,666,798
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	1,927,000	1,388,390
Lear Corp.
3.55%, 01/15/2052	2,327,000	1,485,327
		2,873,717
Automobiles - 0.7%
Ford Motor Co.
4.75%, 01/15/2043	1,246,000	965,679
General Motors Co.
6.25%, 10/02/2043	3,202,000	3,172,324
		4,138,003
Banks - 8.4%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (C), 04/22/2042	1,509,000	1,153,104
Fixed until 03/20/2050, 4.08% (C), 03/20/2051	3,502,000	2,774,151
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	3,516,000	3,581,854
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	2,027,000	2,074,092
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	431,000	440,682
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	1,021,000	735,963
Fixed until 07/19/2032, 5.75% (C), 07/19/2033 (A)	1,642,000	1,681,723
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (C), 01/24/2039	4,575,000	3,926,954
Goldman Sachs Group, Inc.
Fixed until 07/23/2034, 5.33% (C), 07/23/2035	3,036,000	3,067,010
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	1,489,000	1,495,259
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	1,861,000	2,214,227
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	8,200,000	6,266,629
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	$ 2,327,000	$ 2,387,054
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	1,216,000	1,231,753
Morgan Stanley
Fixed until 07/22/2037, 3.97% (C), 07/22/2038	2,206,000	1,931,817
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	1,266,000	1,281,934
Fixed until 11/19/2054, 5.52% (C), 11/19/2055	777,000	761,166
Fixed until 01/18/2035, 5.59% (C), 01/18/2036	2,771,000	2,844,030
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	843,000	875,065
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	929,000	929,310
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	1,115,000	1,165,786
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (A)	1,200,000	1,157,846
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (A)	790,000	860,251
Wells Fargo & Co.
4.75%, 12/07/2046	5,403,000	4,666,108
		49,503,768
Beverages - 1.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,483,000	8,015,893
Constellation Brands, Inc.
5.25%, 11/15/2048	945,000	861,861
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,427,000	1,362,735
		10,240,489
Biotechnology - 2.2%
Amgen, Inc.
4.20%, 02/22/2052	1,797,000	1,394,485
5.75%, 03/02/2063	2,677,000	2,568,316
CSL Finance PLC
4.95%, 04/27/2062 (A)	3,874,000	3,343,902
Gilead Sciences, Inc.
5.50%, 11/15/2054	2,785,000	2,719,829
5.55%, 10/15/2053	1,439,000	1,413,182
Royalty Pharma PLC
5.90%, 09/02/2054	1,446,000	1,396,833
		12,836,547
Building Products - 1.7%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	3,770,000	3,229,922
Carrier Global Corp.
6.20%, 03/15/2054	1,607,000	1,717,260
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
CRH America Finance, Inc.
5.88%, 01/09/2055	$ 1,704,000	$ 1,734,371
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	418,965
Owens Corning
4.30%, 07/15/2047	1,555,000	1,251,954
Vulcan Materials Co.
5.70%, 12/01/2054	1,545,000	1,527,934
		9,880,406
Chemicals - 1.8%
LYB International Finance BV
4.88%, 03/15/2044	1,472,000	1,233,664
Nutrien Ltd.
5.00%, 04/01/2049	3,851,000	3,406,264
OCP SA
6.88%, 04/25/2044 (D)	471,000	460,344
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	3,540,000	2,977,801
Westlake Corp.
4.38%, 11/15/2047	3,152,000	2,449,650
		10,527,723
Commercial Services & Supplies - 3.1%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	1,409,000	1,446,746
Equifax, Inc.
7.00%, 07/01/2037	3,657,000	4,083,134
GXO Logistics, Inc.
2.65%, 07/15/2031	2,400,000	2,091,489
6.50%, 05/06/2034	642,000	673,741
Moody's Corp.
3.25%, 05/20/2050	3,320,000	2,203,865
Siemens Funding BV
5.90%, 05/28/2065 (A)	2,816,000	2,936,059
TR Finance LLC
5.85%, 04/15/2040	1,288,000	1,308,740
Waste Management, Inc.
5.35%, 10/15/2054	3,457,000	3,341,736
		18,085,510
Communications Equipment - 5.0%
AT&T, Inc.
3.50%, 09/15/2053	6,382,000	4,299,506
3.55%, 09/15/2055	8,254,000	5,534,009
Corning, Inc.
4.38%, 11/15/2057	2,188,000	1,747,615
Nokia OYJ
6.63%, 05/15/2039	1,380,000	1,401,453
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	284,617
Telefonica Emisiones SA
5.52%, 03/01/2049	1,561,000	1,426,838
T-Mobile USA, Inc.
3.30%, 02/15/2051	754,000	500,236
4.50%, 04/15/2050	2,606,000	2,140,366
5.65%, 01/15/2053	2,801,000	2,697,166
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Verizon Communications, Inc.
2.99%, 10/30/2056	$ 1,453,000	$ 871,358
3.70%, 03/22/2061	8,730,000	6,000,407
Vodafone Group PLC
5.75%, 06/28/2054	2,216,000	2,116,381
		29,019,952
Consumer Staples Distribution & Retail - 2.6%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	3,752,000	2,515,510
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	2,296,000	2,184,511
Home Depot, Inc.
4.25%, 04/01/2046	4,823,000	4,030,857
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,444,000	1,514,945
4.25%, 04/01/2052	2,327,000	1,805,031
McDonald's Corp.
3.63%, 09/01/2049	2,092,000	1,516,807
Starbucks Corp.
4.50%, 11/15/2048	2,182,000	1,805,829
		15,373,490
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054	2,387,000	2,372,141
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	2,469,000	2,418,969
Electric Utilities - 9.8%
Appalachian Power Co.
4.45%, 06/01/2045	3,258,000	2,650,772
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,330,000	2,011,451
Black Hills Corp.
4.20%, 09/15/2046	4,832,000	3,761,850
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	207,094
6.26%, 02/15/2052 (B)(D)	1,100,000	960,221
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,514,000	4,810,146
DTE Electric Co.
4.05%, 05/15/2048	2,388,000	1,912,891
Duke Energy Progress LLC
5.55%, 03/15/2055	4,940,000	4,829,059
Electricite de France SA
5.00%, 09/21/2048 (A)	1,974,000	1,707,624
Entergy Arkansas LLC
4.20%, 04/01/2049	3,851,000	3,039,682
Evergy Metro, Inc.
4.20%, 03/15/2048	3,258,000	2,580,215
FirstEnergy Corp.
4.85%, 07/15/2047	3,411,000	2,897,220
Northern States Power Co.
4.00%, 08/15/2045	2,634,000	2,115,118
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.50%, 08/01/2050	$ 1,955,000	$ 1,282,243
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	52,678
Potomac Electric Power Co.
7.90%, 12/15/2038	3,850,000	4,816,013
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,258,000	2,586,840
Southern California Edison Co.
4.65%, 10/01/2043	2,769,000	2,293,766
Southern Co.
4.40%, 07/01/2046	2,870,000	2,383,596
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,357,000	1,259,461
Union Electric Co.
3.90%, 09/15/2042	4,379,000	3,541,294
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,425,000	5,812,185
		57,511,419
Electrical Equipment - 0.2%
Emerson Electric Co.
2.75%, 10/15/2050	2,329,000	1,462,152
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.
5.38%, 11/15/2054	886,000	860,713
Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	3,161,000	2,772,805
Financial Services - 0.6%
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	455,000	467,106
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,081,000	1,145,791
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,885,098
		3,497,995
Food Products - 4.6%
BAT Capital Corp.
6.25%, 08/15/2055	2,788,000	2,816,633
7.08%, 08/02/2053	2,435,000	2,714,944
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,276,000	2,514,281
Imperial Brands Finance PLC
6.38%, 07/01/2055 (A)	2,893,000	2,918,924
J.M. Smucker Co.
6.50%, 11/15/2043	596,000	633,869
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
4.38%, 02/02/2052	3,900,000	2,972,897
6.50%, 12/01/2052	852,000	870,777
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.50%, 09/15/2054	$ 3,599,000	$ 3,396,147
Mars, Inc.
5.70%, 05/01/2055 (A)	1,629,000	1,607,407
Philip Morris International, Inc.
4.25%, 11/10/2044	3,366,000	2,827,385
Sysco Corp.
3.30%, 02/15/2050	2,188,000	1,462,571
Tyson Foods, Inc.
5.10%, 09/28/2048	2,520,000	2,253,206
		26,989,041
Gas Utilities - 0.4%
NiSource, Inc.
5.85%, 04/01/2055	2,330,000	2,298,455
Health Care Equipment & Supplies - 1.4%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	2,856,000	2,117,064
5.75%, 12/06/2052 (A)	1,540,000	1,537,182
Danaher Corp.
2.60%, 10/01/2050	1,164,000	700,095
Stryker Corp.
4.63%, 03/15/2046	2,617,000	2,306,063
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	1,704,000	1,444,139
		8,104,543
Health Care Providers & Services - 3.7%
Cigna Group
3.40%, 03/15/2051	3,021,000	2,011,967
3.88%, 10/15/2047	3,793,000	2,818,704
Elevance Health, Inc.
5.13%, 02/15/2053	2,931,000	2,585,228
HCA, Inc.
4.63%, 03/15/2052	3,275,000	2,617,521
6.10%, 04/01/2064	2,461,000	2,384,656
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,086,000	1,044,507
Humana, Inc.
6.00%, 05/01/2055	1,173,000	1,127,149
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,954,000	4,318,461
5.38%, 04/15/2054	3,064,000	2,815,763
		21,723,956
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.63%, 05/15/2054	1,969,000	1,848,187
Insurance - 5.2%
200 Park Funding Trust
5.74%, 02/15/2055 (A)	2,303,000	2,264,885
Alleghany Corp.
3.25%, 08/15/2051	1,691,000	1,135,745
4.90%, 09/15/2044	1,748,000	1,580,346
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Allstate Corp.
3.85%, 08/10/2049	$ 2,233,000	$ 1,682,670
American International Group, Inc.
5.45%, 05/07/2035	430,000	439,325
Aon North America, Inc.
5.75%, 03/01/2054	3,032,000	2,953,487
Belrose Funding Trust II
6.79%, 05/15/2055 (A)	1,517,000	1,552,098
Brown & Brown, Inc.
6.25%, 06/23/2055	2,962,000	3,034,920
Corebridge Financial, Inc.
4.40%, 04/05/2052	1,708,000	1,367,088
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,424,000	1,250,852
High Street Funding Trust II
4.68%, 02/15/2048 (A)	2,107,000	1,793,695
Markel Group, Inc.
5.00%, 05/20/2049	273,000	236,954
6.00%, 05/16/2054	1,049,000	1,044,509
Omnis Funding Trust
6.72%, 05/15/2055 (A)	1,734,000	1,793,440
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	421,000	432,686
Swiss RE Subordinated Finance PLC
Fixed until 01/01/2045, 6.19% (C), 04/01/2046 (A)	3,000,000	2,983,217
Travelers Cos., Inc.
5.70%, 07/24/2055	2,220,000	2,235,142
Willis North America, Inc.
5.90%, 03/05/2054	2,820,000	2,778,632
		30,559,691
Internet & Catalog Retail - 1.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (B)	200,000	142,353
4.20%, 12/06/2047	1,221,000	998,675
Alphabet, Inc.
5.30%, 05/15/2065	1,555,000	1,509,926
Amazon.com, Inc.
4.05%, 08/22/2047	1,377,000	1,133,534
JD.com, Inc.
4.13%, 01/14/2050 (B)	935,000	745,775
Meta Platforms, Inc.
4.45%, 08/15/2052	2,182,000	1,834,709
5.75%, 05/15/2063	1,085,000	1,090,132
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	791,201
Uber Technologies, Inc.
5.35%, 09/15/2054	3,083,000	2,880,028
		11,126,333
IT Services - 0.4%
Apple, Inc.
3.45%, 02/09/2045	1,106,000	848,429
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	$ 1,425,000	$ 1,309,633
		2,158,062
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	1,533,000	1,516,505
Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	7,651,000	7,444,186
Comcast Corp.
2.89%, 11/01/2051	1,827,000	1,097,651
2.94%, 11/01/2056	1,216,000	702,503
4.00%, 11/01/2049	3,572,000	2,695,616
Fox Corp.
5.58%, 01/25/2049	2,920,000	2,732,791
		14,672,747
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,717,000	1,617,802
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,240,000	1,366,829
Newmont Corp.
6.25%, 10/01/2039	2,010,000	2,200,477
Nucor Corp.
2.98%, 12/15/2055	1,743,000	1,059,058
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	2,465,000	2,478,683
Steel Dynamics, Inc.
5.75%, 05/15/2055	2,734,000	2,660,897
		11,383,746
Oil, Gas & Consumable Fuels - 9.3%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	1,297,000	1,174,259
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,071,000	2,525,840
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,681,000	1,409,720
Devon Energy Corp.
5.00%, 06/15/2045	1,747,000	1,458,420
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,565,000	1,211,171
5.75%, 04/18/2054	1,675,000	1,555,724
Energy Transfer LP
5.00%, 05/15/2050	1,630,000	1,362,299
7.50%, 07/01/2038	4,309,000	4,925,078
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,488,000	3,113,594
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,542,000	1,567,762
Hess Corp.
5.60%, 02/15/2041	1,767,000	1,788,438
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	$ 1,750,000	$ 1,638,605
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,309,000	4,558,767
MPLX LP
5.50%, 02/15/2049	1,397,000	1,262,907
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,492,000	2,462,139
ONEOK Partners LP
6.20%, 09/15/2043	2,079,000	2,069,790
ONEOK, Inc.
4.25%, 09/15/2046	1,983,000	1,499,935
5.20%, 07/15/2048	1,747,000	1,510,377
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,487,012
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,320,004
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	1,126,187
7.69%, 01/23/2050	2,185,000	1,852,364
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	780,090
Shell Finance U.S., Inc.
3.75%, 09/12/2046	4,450,000	3,396,999
Spectra Energy Partners LP
4.50%, 03/15/2045	3,258,000	2,697,358
Western Midstream Operating LP
5.30%, 03/01/2048	2,327,000	1,956,038
Williams Cos., Inc.
5.40%, 03/04/2044	2,870,000	2,689,322
		54,400,199
Personal Care Products - 0.2%
Kenvue, Inc.
5.10%, 03/22/2043	1,190,000	1,136,743
Pharmaceuticals - 5.7%
AbbVie, Inc.
4.70%, 05/14/2045	2,768,000	2,471,737
5.40%, 03/15/2054	2,938,000	2,831,100
Bayer U.S. Finance II LLC
4.70%, 07/15/2064 (A)	2,517,000	1,887,433
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,729,000	1,670,087
Cardinal Health, Inc.
5.75%, 11/15/2054	2,903,000	2,840,043
CVS Health Corp.
5.30%, 12/05/2043	3,967,000	3,593,009
5.88%, 06/01/2053	2,702,000	2,561,886
6.05%, 06/01/2054	1,167,000	1,140,627
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	712,000	712,589
Eli Lilly & Co.
5.10%, 02/09/2064	1,822,000	1,672,958
Johnson & Johnson
3.75%, 03/03/2047	1,555,000	1,236,791
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
5.00%, 05/17/2053	$ 1,230,000	$ 1,118,650
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	2,057,000	1,883,017
Pfizer, Inc.
4.20%, 09/15/2048	4,347,000	3,534,642
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	2,080,000	1,356,564
Takeda U.S. Financing, Inc.
5.90%, 07/07/2055	1,850,000	1,847,728
Viatris, Inc.
4.00%, 06/22/2050	1,671,000	1,098,014
		33,456,875
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	2,886,000	2,239,731
Retail REITs - 0.3%
Kimco Realty OP LLC
3.70%, 10/01/2049	1,139,000	824,463
Simon Property Group LP
5.85%, 03/08/2053	664,000	665,246
		1,489,709
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (B)	1,382,000	1,159,049
Broadcom, Inc.
3.50%, 02/15/2041 (A)	1,946,000	1,539,950
3.75%, 02/15/2051 (A)	2,268,000	1,696,513
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	2,797,000	2,878,842
Intel Corp.
5.60%, 02/21/2054	1,969,000	1,739,869
5.90%, 02/10/2063	1,747,000	1,583,916
KLA Corp.
5.00%, 03/15/2049	1,465,000	1,353,047
Micron Technology, Inc.
6.05%, 11/01/2035	1,555,000	1,618,401
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	3,135,000	2,070,728
QUALCOMM, Inc.
4.30%, 05/20/2047	1,722,000	1,431,032
Texas Instruments, Inc.
4.15%, 05/15/2048	1,478,000	1,206,146
5.05%, 05/18/2063	1,805,000	1,634,434
		19,911,927
Software - 2.5%
AppLovin Corp.
5.95%, 12/01/2054	1,546,000	1,506,366
Fiserv, Inc.
4.40%, 07/01/2049	1,792,000	1,431,312
Intuit, Inc.
5.50%, 09/15/2053	1,653,000	1,636,687
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp.
2.92%, 03/17/2052	$ 568,000	$ 374,742
Oracle Corp.
5.50%, 09/27/2064	1,480,000	1,322,334
6.90%, 11/09/2052	6,132,000	6,726,422
Synopsys, Inc.
5.70%, 04/01/2055	1,787,000	1,762,132
		14,759,995
Transportation Infrastructure - 1.6%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	557,000	345,473
4.70%, 09/01/2045	4,309,000	3,848,280
5.20%, 04/15/2054	590,000	550,786
Norfolk Southern Corp.
4.65%, 01/15/2046	2,272,000	1,992,579
Union Pacific Corp.
5.60%, 12/01/2054	864,000	854,781
United Parcel Service, Inc.
5.95%, 05/14/2055	1,626,000	1,653,788
		9,245,687
Total Corporate Debt Securities (Cost $520,990,265)		518,064,729
U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury - 4.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	9,835,000	6,071,960
1.25%, 05/15/2050	5,191,000	2,460,656
1.88%, 11/15/2051	2,067,000	1,132,329
4.13%, 08/15/2053	448,000	394,328
4.50%, 02/15/2044 - 11/15/2054	4,801,000	4,583,308
4.63%, 11/15/2044	609,000	589,112
4.75%, 02/15/2045 - 05/15/2055	2,143,000	2,102,622
U.S. Treasury Notes
4.25%, 11/15/2034	773,000	768,169
4.63%, 02/15/2035	9,563,000	9,770,696
Total U.S. Government Obligations (Cost $28,088,954)		27,873,180
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Chile - 0.3%
Chile Government International Bonds
4.00%, 01/31/2052	2,609,000	1,983,492
Colombia - 0.2%
Colombia Government International Bonds
5.00%, 06/15/2045	1,602,000	1,117,395
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	1,041,000	1,028,840
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,457,000	1,330,401
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	$ 825,000	$ 795,264
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	1,314,000	1,320,373
Israel - 0.2%
Israel Government International Bonds
5.75%, 03/12/2054	1,510,000	1,405,331
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,101,128
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,594,903
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	578,364
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	963,071
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	624,000	593,015
Romania - 0.2%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	825,820
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,028,382
Total Foreign Government Obligations (Cost $15,642,136)		15,665,779
ASSET-BACKED SECURITIES - 1.3%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	3,215,568	2,840,720
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	5,192,462	4,692,831
Total Asset-Backed Securities (Cost $7,630,383)		7,533,551
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Tennessee Valley Authority
4.25%, 09/15/2065	3,700,000	2,949,719
Total U.S. Government Agency Obligation (Cost $2,989,427)		2,949,719
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	$ 560,000	$ 602,918
Total Municipal Government Obligation (Cost $622,229)		602,918

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (E)	3,659,763	3,659,763
Total Other Investment Company (Cost $3,659,763)		3,659,763

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.80% (E), dated 07/31/2025, to be
repurchased at $4,808,117 on 08/01/2025.
Collateralized by a U.S. Government
Obligation, 3.75% due 04/30/2027, and with
a value of $4,904,071.
$ 4,807,876	$ 4,807,876
Total Repurchase Agreement (Cost $4,807,876)	4,807,876
Total Investments (Cost $584,431,033)	581,157,515
Net Other Assets (Liabilities) - 0.8%	4,677,237
Net Assets - 100.0%	$ 585,834,752
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$518,064,729	$—	$518,064,729
U.S. Government Obligations	—	27,873,180	—	27,873,180
Foreign Government Obligations	—	15,665,779	—	15,665,779
Asset-Backed Securities	—	7,533,551	—	7,533,551
U.S. Government Agency Obligation	—	2,949,719	—	2,949,719
Municipal Government Obligation	—	602,918	—	602,918
Other Investment Company	3,659,763	—	—	3,659,763
Repurchase Agreement	—	4,807,876	—	4,807,876
Total Investments	$3,659,763	$577,497,752	$—	$581,157,515
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $80,634,347, representing 13.8% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,584,899, collateralized by cash collateral of $3,659,763. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $11,144,547, representing 1.9%
of the Fund's net assets.

(E)	Rate disclosed reflects the yield at July 31, 2025.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Long Credit (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds